Share-based payments	6 Months Ended
Jun. 30, 2022
Share-based payments
Share-based payments

12Share-based payments

Scheme details and movements

On September 11, 2020, the VAGL implemented an Enterprise Management Incentive (“EMI”) scheme. An EMI scheme is a tax advantaged share scheme that can be operated by qualifying companies. The scheme comprised options over B ordinary shares which are exercisable over a set period, dependent upon when the employee joined the scheme.

On March 15, 2022 the scheme was modified. This modification reflects the revised capital structure of the Company following completion of the Business Combination transaction. As part of this modification, all option holders exchanged their options held in VAGL for newly issued options in the Company. This modification resulted in a charge of £6,545 thousand, which is reflected in this financial information.

The movements in the number of EMI share options during the period were as follows:

	June 30,	December 31,
	2022	2021
	Number	Number
Outstanding, start of period	19,670	16,817
Granted during the period	—	3,147
Grant arising due to scheme modification	23,213,933	—
Forfeited during the period	(1,576,948)	(294)
Outstanding, end of period	21,656,655	19,670

In addition, Marcus Waley-Cohen (MWC) was granted 2,000,000 options during the period ending December 31, 2021.

12Share-based payments (continued)

The original EMI share options granted were all granted prior to March 31, 2021. The modification that occurred on March 15, 2022 resulted in 23,213,933 additional replacement options being granted.

The movements in the weighted average exercise price of share options during the period were as follows:

	June 30,	December 31,
	2022	2021
	£	£
Outstanding, start of period	308.06	143.28
Granted during the period	—	1,178.94
Grant arising due to scheme modification	0.23	—
Forfeited during the period	0.83	204.00
Outstanding, end of period	0.19	308.06

The exercise price of share options granted during the period is based upon the modification of the scheme to reflect the revised capital structure of the Company.

Outstanding share options

Details of share options outstanding at the end of the period are as follows:

	June 30,	December 31,
	2022	2021
Weighted average exercise price (£)	0.19	308.06
Number of share options outstanding	21,656,655	19,670
Expected weighted average remaining vesting period (years)	2.64	1.12

The number of options which were exercisable at June 30, 2022 were 9,594,507 (December 31, 2021: 7,715) with exercise prices ranging from £0.03 to £1.18.

Fair value of options granted

The weighted average fair value per option of options granted during the period at measurement date was £0.52 (December 31, 2021: £31.97).

The option pricing model used was Black Scholes and the main inputs are set out in the table below.

	June 30,	December 31,
	2022	2021
Average share price at date of grant (£)	5.38	492.42
Expected volatility (%)	50.00	50.00
Vesting period in years	2.75	4.00
Risk-free interest rate (%)	1.25	0.28

Volatility

Given the lack of share price history, volatility has been estimated with reference to other industry competitors, on a listed stock market, with a premium attached for various uncertainties.

12Share-based payments (continued)

Share based payments charge

During the period, a charge of £6,465 thousand was recognised within other reserves and £80 thousand within retained earnings for equity settled share-based payment transactions in relation to employees (June 30, 2021: £76 thousand). An additional £749 thousand was recognised with respect to third parties. Refer to note 5 Expenses by nature.